Trade and Other Payables - (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Subclassifications of assets, liabilities and equities [abstract]
Deferred payments of non-corporate taxes	$ 39.4
Deferred payments current portion	26.2
Deferred payments non-current portion	$ 13.2